Condensed Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net income	¥ 274,860	¥ 182,129
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	200,486	200,794
Principal payments received under net investment in leases	242,910	258,428
Provision for credit losses	9,989	7,319
Equity in net income of equity method investments	(50,406)	(28,516)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(98,198)	(31,503)
(Gains) Losses on sales of securities other than trading	67	(884)
Gains on sales of operating lease assets	(31,005)	(44,646)
Write-downs of long-lived assets	1,397	506
Write-downs of securities	749	223
(Increase) Decrease in trading securities	(9,804)	13,853
(Increase) Decrease in inventories	(10,166)	2,465
Decrease in trade notes, accounts and other receivable	49,311	28,794
Decrease in trade notes, accounts and other payable	(19,961)	(18,950)
Increase in policy liabilities and policy account balances	196,700	41,053
Other, net	(148,916)	(11,025)
Net cash provided by operating activities	608,013	600,040
Cash Flows from Investing Activities:
Purchases of lease equipment	(614,727)	(671,739)
Originations of installment loans	(785,606)	(698,963)
Principal collected on installment loans	617,502	723,410
Proceeds from sales of operating lease assets	125,261	143,787
Investments in equity method investees, net	(33,339)	(37,486)
Proceeds from sales of equity method investments	101,338	12,847
Purchases of available-for-sale debt securities	(364,360)	(373,479)
Proceeds from sales of available-for-sale debt securities	194,812	225,927
Proceeds from redemption of available-for-sale debt securities	69,648	139,666
Purchases of equity securities other than trading	(54,486)	(43,981)
Proceeds from sales of equity securities other than trading	56,183	20,060
Purchases of property under facility operations	(29,156)	(23,787)
Acquisitions of subsidiaries, net of cash acquired	(98,371)	(34,279)
Sales of subsidiaries, net of cash disposed	35,457	37,724
Other, net	(11,246)	(22,155)
Net cash used in investing activities	(791,090)	(602,448)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	128,076	154,418
Proceeds from debt with maturities longer than three months	647,379	574,786
Repayment of debt with maturities longer than three months	(505,273)	(571,260)
Net increase in deposits due to customers	178,424	49,646
Cash dividends paid to ORIX Corporation shareholders	(65,920)	(64,405)
Acquisition of treasury stock	(71,681)	(35,417)
Contribution from noncontrolling interests	2,117	570
Purchases of shares of subsidiaries from noncontrolling interests	(585)	(13)
Net increase (decrease) in call money	(60,000)	23,000
Other, net	(5,921)	(863)
Net cash provided by financing activities	246,616	130,462
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	10,201	(9,741)
Net increase in Cash, Cash Equivalents and Restricted Cash	73,740	118,313
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,321,983	1,185,307
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,395,723	¥ 1,303,620